A Message
From
The Chairman of the Board
and President of
OneAmerica Funds, Inc.


To Participants in AUL American Individual Unit Trust

The longest expansion in U.S. history finally came to a close as the United States experienced negative economic growth during the first nine months of 2001. Despite the tragic events of last year, our economy has performed far better than expected during 2002. GDP advanced at a robust 5.0% (annualized) rate during the first quarter of 2002, buoyed by strong consumer spending, fiscal stimulus and inventory rebuilding. However, second quarter GDP slowed to a 1.1% annual growth rate, much less than the consensus forecast, due in large part to a decline in consumer spending.

The likelihood of an economic recovery during the second half of this year has now become more uncertain, which has caused downward pressure on the stock market. The S&P 500 (a commonly used broad equity index) experienced a return of -13.2% during the first half of 2002 and is currently trading at five-year lows. The NASDAQ Composite declined 24.8% during the first six months and has lost over 70% of its value since its peak in March 2000. Although investors are still concerned about renewed terrorism threats and recession implications, we also have to contend with a "crisis of confidence." Investors have lost their confidence in the integrity of corporate management, corporate auditors, and Wall Streets' objectivity in analyzing company financials.

The overall equity market has provided disappointing investment returns for the past 2 1/2 years. A turnaround for the remainder of the year will be contingent on several factors. The economy needs to maintain its current growth pattern, which should lead to a much-needed rebound in corporate earnings. We also need to deal with the corporate scandals that are negatively impacting the investment markets. Addressing these factors should restore investor confidence and provide a more positive outlook for the stock market.

Bond funds have proven to be a safe haven so far in 2002. The average taxable bond fund earned 1.36% in the first half of the year. Compared to the double-digit negative returns reported by the average equity fund and to the very low yields currently being paid by money market funds, this return stacks up quite well.

In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.


R. Stephen Radcliffe
Chairman of the Board of Directors and President of OneAmerica Funds, Inc.

Indianapolis, Indiana
August 15, 2002

                       AUL American Individual Unit Trust

                            STATEMENTS OF NET ASSETS
                                 June 30, 2002
                                   (unaudited)

                                                    OneAmerica Funds                            Fidelity

                                                        Investment              Tactical Asset     VIP
                                 Value   Money Market   Grade Bond Asset Director Allocation   High Income
Assets:
  Investments at value      $ 12,111,951 $  6,888,879  $ 6,092,812  $ 9,115,725  $ 2,405,007  $ 2,570,915



Net assets                  $ 12,111,951 $  6,888,879  $ 6,092,812  $ 9,115,725  $ 2,405,007  $ 2,570,915



Units outstanding                996,000    5,365,153      780,586      871,002      332,147      516,735



Accumulation unit value     $      12.16 $       1.28  $      7.81  $     10.47  $      7.24  $      4.98



                                                                Fidelity

                                  VIP         VIP           VIP          VIP          VIP          VIP
                                Growth     Overseas    Asset Manager  Index 500  Equity-Income Contrafund


Assets:
  Investments at value      $ 18,313,847 $  1,714,731  $15,545,716  $27,606,715  $10,502,571  $17,651,534



Net assets                  $ 18,313,847 $  1,714,731  $15,545,716  $27,606,715  $10,502,571  $17,651,534



Units outstanding              1,838,255      276,641    2,003,560    2,526,848    1,134,809    1,605,826



Accumulation unit value     $       9.96 $       6.20  $      7.76  $     10.93  $      9.25  $     10.99


The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust

                                 June 30, 2002
                                  (unaudited)

                                 American Century          Alger       Calvert   T. Rowe Price

                              VP Capital      VP         American  Social Mid Cap
                             AppreciationInternational    Growth       Growth  Equity Income(1)

Assets:
  Investments at value      $  1,123,677 $  4,512,545  $26,686,048  $ 2,750,270  $20,358,841



Net assets                  $  1,123,677 $  4,512,545  $26,686,048  $ 2,750,270  $20,358,841



Units outstanding                178,996      613,259    2,783,993      330,321    1,905,036



Accumulation unit value     $       6.28 $       7.36  $      9.58  $      8.33  $     10.69


                                       PBHG
                                          Technology &
                               Growth II Communications

Assets:
  Investments at value      $  1,162,118 $  2,018,459



Net assets                  $  1,162,118 $  2,018,459



Units outstanding                260,094      594,118



Accumulation unit value     $       4.47 $       3.40


(1) See footnote 1
The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                            STATEMENTS OF OPERATIONS
                     for the six months ended June 30, 2002
                                 (unaudited)

                                                    OneAmerica Funds                            Fidelity
                                                        Investment              Tactical Asset     VIP
                                 Value   Money Market   Grade Bond Asset Director Allocation   High Income

Investment income:
  Dividend income           $          - $     42,118  $         -  $          -  $         -  $   290,988
  Mortality & expense
   charges                        69,838       42,476       35,500        52,922       15,758       17,083

  Net investment
   income (loss)                 (69,838)        (358)     (35,500)      (52,922)     (15,758)     273,905


Gain (loss) on investments:
  Net realized gain (loss)      (131,385)           -       (2,043)      (36,480)     (37,521)    (356,517)
  Realized gain distributions          -            -            -            -            -           -
  Net change in unrealized
   appreciation (depreciation)   414,664            -       54,605       267,000     (173,579)     (53,295)

   Net gain (loss)               283,279            -       52,562       230,520     (211,100)    (409,812)


  Increase (decrease) in
  net assets from operations$    213,441 $       (358) $    17,062   $   177,598  $  (226,858) $  (135,907)


                                                                Fidelity

                                  VIP         VIP           VIP          VIP          VIP          VIP
                                Growth     Overseas    Asset Manager  Index 500  Equity-Income Contrafund

Investment income:
  Dividend income           $     50,403 $     13,811  $   649,273  $   383,405  $   185,318  $   147,614
  Mortality & expense
  charges                        137,754       11,453      105,107      194,838       70,654      114,272

  Net investment
   income (loss)                 (87,351)       2,358      544,166      188,567      114,664       33,342


Gain (loss) on investments:
  Net realized gain (loss)      (324,135)    (116,926)    (212,840)     226,202      (53,896)    (100,255)
  Realized gain distributions          -            -            -            -      252,238            -
  Net change in unrealized
   appreciation (depreciation)(4,251,084)      57,674   (1,880,047)  (4,944,533)  (1,078,821)    (176,505)

   Net gain (loss)            (4,575,219)     (59,252)  (2,092,887)  (4,718,331)    (880,479)    (276,760)


  Increase (decrease) in
  net assets from operations$ (4,662,570)  $  (56,894)$ (1,548,721)$ (4,529,764)  $ (765,815)  $ (243,418)

The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                     for the six months ended June 30, 2002
                                  (unaudited)

                                 American Century          Alger       Calvert   T. Rowe Price
                              VP Capital      VP         American  Social Mid Cap
                             Appreciation International    Growth       Growth    Equity Income

Investment income:
  Dividend income           $          - $     34,185  $    10,935  $         -  $   134,227
  Mortality & expense
   charges                         8,017       28,774      195,677       20,273      133,765

  Net investment
   income (loss)                  (8,017)       5,411     (184,742)     (20,273)         462


Gain (loss) on investments:
  Net realized gain (loss)       (33,879)     (24,150)  (1,006,461)     (95,544)     (72,396)
  Realized gain distributions    587,537      650,823    5,059,601            -       22,686
  Net change in unrealized
   appreciation (depreciation)   (90,403)    (227,388)  (5,281,915)    (596,986)    (878,749)

  Net gain (loss)                463,255     (251,538)  (6,288,376)    (692,530)    (928,459)


  Increase (decrease) in
  net assets from operations$   (132,299) $  (246,127)$ (6,473,118)  $ (712,803) $  (927,997)


                                       PBHG

                                         Technology &
                               Growth II Communications

Investment income:
  Dividend income           $          - $          -
  Mortality & expense
   charges                         8,451       19,710

  Net investment
   income (loss)                  (8,451)     (19,710)


Gain (loss) on investments:
  Net realized gain (loss)      (277,172)  (9,227,215)
  Realized gain distributions          -            -
  Net change in unrealized
   appreciation (depreciation)    32,117    7,629,670

  Net gain (loss)               (245,055)  (1,597,545)


  Increase (decrease) in
  net assets from operations $  (253,506)$ (1,617,255)

The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                       STATEEMENTS OF CHANGES IN NET ASSETS

                                                           OneAmerica Funds
                                       Value                 Money Market          Investment Grade Bond

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/02   ended     ended 6/30/02    ended    ended 6/30/02    ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (69,838)    $  1,881     $  (358)   $  152,448   $  (35,500)  $  211,866
  Net realized gain (loss)      (131,385)    (334,401)          -             -       (2,043)     (44,652)
  Realized gain distributions          -      485,491           -             -            -            -
  Net change in unrealized
   appreciation
     (depreciation)              414,664      738,817           -             -       54,605      103,611

Increase (decrease)
  in net assets from
  operations                     213,441      891,788         (358)     152,448       17,062      270,825


Contract owner transactions:
  Proceeds from units sold     4,516,721    4,049,657    7,338,299   11,950,376    1,894,860    2,891,614
  Cost of units redeemed      (2,774,024)  (2,734,178)  (8,241,224) (10,312,445)  (1,522,690)  (3,509,285)

      Increase (decrease)      1,742,697    1,315,479     (902,925)   1,637,931      372,170     (617,671)


Net increase (decrease)        1,956,138    2,207,267     (903,283)   1,790,379      389,232     (346,846)
Net assets, beginning         10,155,813    7,948,546    7,792,162    6,001,783    5,703,580    6,050,426

Net assets, ending          $ 12,111,951 $ 10,155,813  $ 6,888,879  $ 7,792,162  $ 6,092,812  $ 5,703,580


Units sold                       362,565      368,508    5,716,470    9,371,736      235,479      375,155
Units redeemed                  (226,995)    (248,157)  (6,420,118)  (8,085,822)    (196,824)    (465,534)


Net increase (decrease)          135,570      120,351     (703,648)   1,285,914       38,655      (90,379)
Units outstanding, beginning     860,430      740,079    6,068,801    4,782,887      741,931      832,310

Units outstanding, ending        996,000      860,430    5,365,153    6,068,801      780,586      741,931


The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                 STATEEMENTS OF CHANGES IN NET ASSETS (continued)

                                               OneAmerica Funds                           Fidelity
                                  Asset Director       Tactical Asset Allocation      VIP High Income

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/02   ended     ended 6/30/02    ended    ended 6/30/02    ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (52,922)  $  108,995   $  (15,758)   $  24,061   $  273,905  $   419,847
  Net realized gain (loss)       (36,480)    (137,309)     (37,521)     (30,438)    (356,517)    (632,052)
  Realized gain distributions          -      268,344            -      212,272            -            -
  Net change in unrealized
   appreciation
     (depreciation)              267,000      434,484     (173,579)    (163,451)     (53,295)    (254,253)

Increase (decrease)
  in net assets from
  operations                     177,598      674,514     (226,858)      42,444     (135,907)    (466,458)


Contract owner transactions:
  Proceeds from units sold     1,578,338    2,792,417      114,234      393,887      187,585      406,339
  Cost of units redeemed        (727,896)  (1,923,124)    (168,955)    (366,926)    (381,822)    (862,169)

      Increase (decrease)        850,442      869,293      (54,721)      26,961     (194,237)    (455,830)


Net increase (decrease)        1,028,040    1,543,807     (281,579)      69,405     (330,144)    (922,288)
Net assets, beginning          8,087,685    6,543,878    2,686,586    2,617,181    2,901,059    3,823,347

Net assets, ending          $  9,115,725 $  8,087,685  $ 2,405,007  $ 2,686,586  $ 2,570,915  $ 2,901,059


Units sold                       147,755      288,501       14,742       50,503       36,141       68,225
Units redeemed                   (68,348)    (196,136)     (22,145)     (48,028)     (73,400)    (150,639)


Net increase (decrease)           79,407       92,365       (7,403)       2,475      (37,259)     (82,414)
Units outstanding, beginning     791,595      699,230      339,550      337,075      553,994      636,408

Units outstanding, ending        871,002      791,595      332,147      339,550      516,735      553,994


The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                 STATEEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                Fidelity
                                    VIP Growth               VIP Overseas            VIP Asset Manager

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/02   ended     ended 6/30/02    ended    ended 6/30/02    ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (87,351) $  (322,963)    $  2,359  $  107,762   $  544,166   $    600,087
  Net realized gain (loss)      (324,135)     240,457     (116,926)   (139,282)    (212,840)      (550,672)
  Realized gain distributions          -    2,166,210            -     218,134            -        315,279
  Net change in unrealized
   appreciation
     (depreciation)           (4,251,084)  (8,338,953)      57,674    (828,030)  (1,880,047)    (1,515,724)

Increase (decrease)
  in net assets from
  operations                  (4,662,570)  (6,255,249)     (56,894)   (641,416)   (1,548,721)   (1,151,030)


Contract owner transactions:
  Proceeds from units sold       921,844    2,064,818       28,809      155,094      425,255       592,091
  Cost of units redeemed      (2,491,965)  (4,939,785)    (262,124)    (553,201)  (1,295,023)   (2,708,687)

      Increase (decrease)     (1,570,121)  (2,874,967)    (233,315)    (398,107)    (869,768)   (2,116,596)


Net increase (decrease)       (6,232,691)  (9,130,216)    (290,209)  (1,040,523)  (2,418,489)   (3,268,548)
Net assets, beginning         24,546,538   33,676,754    2,004,940    3,044,463   17,964,205    21,232,753

Net assets, ending          $ 18,313,847 $ 24,546,538  $ 1,714,731  $ 2,004,940  $15,545,716   $17,964,205


Units sold                        76,836      156,014        4,597       21,776       51,010        68,901
Units redeemed                  (215,951)    (384,569)     (41,437)     (78,855)    (155,948)     (320,637)


Net increase (decrease)         (139,115)    (228,555)     (36,840)     (57,079)    (104,938)     (251,736)
Units outstanding, beginning   1,977,370    2,205,925      313,481      370,560    2,108,498     2,360,234

Units outstanding, ending      1,838,255    1,977,370      276,641      313,481    2,003,560     2,108,498


The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                 STATEEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                Fidelity
                                   VIP Index 500           VIP Equity-Income          VIP Contrafund

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/02   ended     ended 6/30/02    ended    ended 6/30/02    ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    188,567 $    (10,618) $  (114,664) $    65,296  $    33,342  $   (84,807)
  Net realized gain (loss)       226,202      887,454      (53,896)     (59,505)    (100,255)     (15,652)
  Realized gain distributions          -            -      252,238      623,925            -      614,797
  Net change in unrealized
   appreciation
     (depreciation)           (4,944,533)  (6,547,061)  (1,078,821)  (1,465,349)    (176,505)  (3,787,801)

Increase (decrease)
  in net assets from
  operations                  (4,529,764)  (5,670,225)    (765,815)    (835,633)    (243,418)  (3,273,463)


Contract owner transactions:
  Proceeds from units sold       905,853    2,304,980      307,293      589,957      774,840    1,554,825
  Cost of units redeemed      (2,699,935)  (5,838,128)    (874,991)  (1,465,536)  (1,527,293)  (4,128,574)

      Increase (decrease)     (1,794,082)  (3,533,148)    (567,698)    (875,579)    (752,453)  (2,573,749)


Net increase (decrease)       (6,323,846)  (9,203,373)  (1,333,513)  (1,711,212)    (995,871)  (5,847,212)
Net assets, beginning         33,930,561   43,133,934   11,836,084   13,547,296   18,647,405   24,494,617

Net assets, ending          $ 27,606,715 $ 33,930,561  $10,502,571  $11,836,084  $17,651,534  $18,647,405


Units sold                        74,079      173,310       31,242       58,315       69,132      138,354
Units redeemed                  (223,858)    (450,069)     (89,289)    (146,873)    (136,132)    (369,634)


Net increase (decrease)         (149,779)    (276,759)     (58,047)     (88,558)     (67,000)    (231,280)
Units outstanding, beginning   2,676,627    2,953,386    1,192,856    1,281,414    1,672,826    1,904,106

Units outstanding, ending      2,526,848    2,676,627    1,134,809    1,192,856    1,605,826    1,672,826


The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                 STATEEMENTS OF CHANGES IN NET ASSETS (continued)

                                             American Century                               Alger
                              VP Capital Appreciation      VP International           American Growth

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/02   ended     ended 6/30/02    ended    ended 6/30/02    ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $     (8,017)  $  (19,946)  $  5,411     $  (71,580)  $  (184,742) $  (400,784)
  Net realized gain (loss)       (33,879)     (27,201)   (24,150)      (109,318)   (1,006,461)    (646,356)
  Realized gain distributions          -      587,537          -        650,823             -    5,059,601
  Net change in unrealized
   appreciation
     (depreciation)              (90,403)  (1,129,777)  (227,388)    (2,885,442)   (5,281,915)  (9,880,864)

Increase (decrease)
  in net assets from
  operations                    (132,299)    (589,387)  (246,127)    (2,415,517)   (6,473,118)  (5,868,403)


Contract owner transactions:
  Proceeds from units sold        25,256      183,517    251,836        345,170     1,331,577    3,225,262
  Cost of units redeemed        (140,384)    (306,755)  (411,134)    (1,304,986)   (4,000,198)  (7,009,181)

      Increase (decrease)       (115,128)    (123,238)  (159,298)      (959,816)   (2,668,621)  (3,783,919)


Net increase (decrease)         (247,427)    (712,625)  (405,425)    (3,375,333)   (9,141,739)  (9,652,322)
Net assets, beginning          1,371,104    2,083,729  4,917,970      8,293,303    35,827,787   45,480,109

Net assets, ending          $  1,123,677 $  1,371,104 $4,512,545    $ 4,917,970   $26,686,048  $35,827,787


Units sold                         3,688       24,970     33,671         39,715       119,909      261,950
Units redeemed                   (19,762)     (40,480)   (54,948)      (153,560)     (367,954)    (581,677)


Net increase (decrease)          (16,074)     (15,510)   (21,277)      (113,845)     (248,045)    (319,727)
Units outstanding, beginning     195,070      210,580    634,536        748,381     3,032,038    3,351,765

Units outstanding, ending        178,996      195,070    613,259        634,536     2,783,993    3,032,038


The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                 STATEEMENTS OF CHANGES IN NET ASSETS (continued)

                                      Calvert                T. Rowe Price                 PBHG
                               Social Mid Cap Growth         Equity Income               Growth II

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/02   ended     ended 6/30/02    ended    ended 6/30/02    ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (20,273)  $  (48,623)       $  462    $  38,978   $  (8,451)   $  (24,035)
  Net realized gain (loss)       (95,544)     (25,423)      (72,396)    (141,255)   (277,172)     (369,136)
  Realized gain distributions          -      233,261        22,686      400,313           -             -
  Net change in unrealized
   appreciation
     (depreciation)             (596,986)    (756,097)     (878,749)    (326,006)     32,117      (818,192)

Increase (decrease)
  in net assets from
  operations                    (712,803)    (596,882)     (927,997)     (27,970)   (253,506)   (1,211,363)


Contract owner transactions:
  Proceeds from units sold       149,277      616,010     1,892,506    3,235,965      49,335       285,227
  Cost of units redeemed        (278,313)    (792,387)   (2,095,101)  (3,725,848)   (192,356)     (592,494)

      Increase (decrease)       (129,036)    (176,377)     (202,595)    (489,883)   (143,021)     (307,267)


Net increase (decrease)         (841,839)    (773,259)   (1,130,592)    (517,853)   (396,527)   (1,518,630)
Net assets, beginning          3,592,109    4,365,368    21,489,433   22,007,286   1,558,645     3,077,275

Net assets, ending          $  2,750,270 $  3,592,109   $20,358,841  $21,489,433 $ 1,162,118   $ 1,558,645


Units sold                        15,031       54,677       167,054      293,390       9,721        44,702
Units redeemed                   (29,965)     (73,325)     (188,115)    (343,671)    (38,657)      (91,132)


Net increase (decrease)          (14,934)     (18,648)      (21,061)     (50,281)    (28,936)      (46,430)
Units outstanding, beginning     345,255      363,903     1,926,097    1,976,378     289,030       335,460

Units outstanding, ending        330,321      345,255     1,905,036    1,926,097     260,094       289,030


The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                 STATEEMENTS OF CHANGES IN NET ASSETS (continued)

                                       PBHG
                            Technology & Communications

                              Six months     Year
                             ended 6/30/02   ended
                              (unaudited)  12/31/01

Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (19,710)           $  (69,306)
  Net realized gain (loss)    (9,227,215)           (1,877,516)
  Realized gain distributions          -             2,349,445
  Net change in unrealized
   appreciation
     (depreciation)            7,629,670            (5,330,188)

Increase (decrease)
  in net assets from
  operations                  (1,617,255)           (4,927,565)


Contract owner transactions:
  Proceeds from units sold       244,737             1,089,581
  Cost of units redeemed        (569,202)           (2,477,888)

      Increase (decrease)       (324,465)           (1,388,307)


Net increase (decrease)       (1,941,720)           (6,315,872)
Net assets, beginning          3,960,179            10,276,051

Net assets, ending          $  2,018,459          $  3,960,179


Units sold                        46,400               125,421
Units redeemed                  (113,292)             (272,008)


Net increase (decrease)          (66,892)             (146,587)
Units outstanding, beginning     661,010               807,597

Units outstanding, ending        594,118               661,010


   The accompanying notes are an integral part of the financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1.    Summary of Significant Accounting Policies
The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the OneAmerica Funds, Inc. (OneAmerica Funds), Fidelity Variable Insurance Products Fund (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series, Inc. (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund
(PBHG).

Security Valuation Transactions and Related Income
The market value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Commencing in 2001, realized capital gains distributions have been presented as net realized capital gain distributions from investment in portfolio shares in the Statement of Operations.
The stated unit value contained in this report for T. Rowe Equity Income portfolio sub account has been restated. The unit value for T. Rowe Equity Income was understated from 6/26/02 through 7/15/02. Any transactions affected during this period was appropriately adjusted.

Mortality and Expense Risks Charges and Related Party Transactions
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the six months ended June 30, 2002 and the year ended December 31, 2001 were $1,282,322 and $2,939,885, respectively. In addition to these fees, AUL may assess account charges as described below. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

            Value                       0.50%          Asset Director     0.50%
            Money Market                0.40%          Tactical Asset     0.80%
            Investment Grade Bond       0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying funds.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities. AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges assessed during the six months ended June 30, 2002 and the year ended December 31, 2001 were $133,699 and

$239,714, respectively. The account charges are recorded as a redemption in the accompanying statement of changes in net assets. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year. However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer "free look" period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:


           Flexible Premium Contract         One Year Flexible Premium Contract

        Contract Year   Withdrawal Charge     Contract Year    Withdrawal Charge

                 1                10%                    1                 7%
                 2                 9%                    2                 6%
                 3                 8%                    3                 5%
                 4                 7%                    4                 4%
                 5                 6%                    5                 3%
                 6                 5%                    6                 2%
                 7                 4%                    7                 1%
                 8                 3%                8 or more             0%
                 9                 2%
               10                  1%
           11 or more              0%

The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.
3. Accumulation Unit Value

A summary of unit values, net assets, expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ended December 31, or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places, which the Variable Account uses for processing participant transactions. Total returns are not annualized for years operations have commenced.

                                                            Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return
   OneAmerica Funds:
      Value
                    June 30, 2002 $    12.16   $    12,111          1.25%        3.0%
                             2001      11.80        10,156          1.25%        9.9%
                             2000      10.74         7,949          1.25%       16.1%
                             1999       9.25         9,717          1.25%       (2.0%)
                             1998       9.44        12,046          1.25%        6.0%
                             1997          -             -             -           -
      Money Market
                    June 30, 2002       1.28         6,888          1.25%          -
                             2001       1.28         7,792          1.25%        2.3%
                             2000       1.25         6,002          1.25%        4.6%
                             1999       1.20        13,537          1.25%        3.4%
                             1998       1.16         9,282          1.25%        3.7%
      Investment Grade Bond
                    June 30, 2002       7.81         6,092          1.25%        1.5%
                             2001       7.68         5,703          1.25%        5.7%
                             2000       7.27         6,050          1.25%        9.4%
                             1999       6.64         6,267          1.25%       (2.3%)
                             1998       6.80         6,369          1.25%        7.4%

                                                            Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return
   OneAmerica Funds: (continued)
      Asset Director
                    June 30, 2002 $    10.47   $     9,115          1.25%        2.4%
                             2001      10.22         8,088          1.25%        9.2%
                             2000       9.36         6,544          1.25%       14.2%
                             1999       8.20         8,713          1.25%       (1.9%)
                             1998       8.36        10,049          1.25%        7.0%
      Tactical Asset Allocation
                    June 30, 2002       7.24         2,405          1.25%       (8.5%)
                             2001       7.91         2,687          1.25%        1.9%
                             2000       7.76         2,617          1.25%       10.9%
                             1999       7.00         3,678          1.25%       (4.3%)
                             1998       7.31         4,937          1.25%        5.9%
   Fidelity:
      VIP High Income
                    June 30, 2002       4.98         2,570          1.25%       (5.0%)
                             2001       5.24         2,901          1.25%      (12.8%)
                             2000       6.01         3,823          1.25%      (23.4%)
                             1999       7.85         6,005          1.25%        6.8%
                             1998       7.35         5,657          1.25%       (5.5%)
      VIP Growth
                    June 30, 2002       9.96        18,313          1.25%      (19.7%)
                             2001      12.41        24,547          1.25%      (18.7%)
                             2000      15.26        33,677          1.25%      (12.1%)
                             1999      17.36        35,573          1.25%       35.7%
                             1998      12.79        22,005          1.25%       37.8%
      VIP Overseas
                    June 30, 2002       6.20         1,714          1.25%       (3.1%)
                             2001       6.40         2,004          1.25%      (22.2%)
                             2000       8.22         3,044          1.25%      (20.1%)
                             1999      10.28         3,462          1.25%       40.1%
                             1998       7.31         2,074          1.25%       11.3%
      VIP Asset Manager
                    June 30, 2002       7.76        15,545          1.25%       (8.9%)
                             2001       8.52        17,965          1.25%       (5.3%)
                             2000       9.00        21,233          1.25%       (5.1%)
                             1999       9.48        24,626          1.25%        9.7%
                             1998       8.64        20,144          1.25%       13.6%
      VIP Index 500
                    June 30, 2002      10.93        27,606          1.25%      (13.8%)
                             2001      12.68        33,931          1.25%      (13.2%)
                             2000      14.60        43,134          1.25%      (10.4%)
                             1999      16.31        49,230          1.25%       19.0%
                             1998      13.70        35,778          1.25%       26.7%

                                                            Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return
   Fidelity: (continued)
      VIP Equity-Income
                    June 30, 2002 $     9.25   $    10,502          1.25%       (6.7%)
                             2001       9.92        11,836          1.25%       (6.1%)
                             2000      10.57        13,547          1.25%        7.1%
                             1999       9.87        15,269          1.25%        5.0%
                             1998       9.40        14,361          1.25%       10.2%
      VIP Contrafund
                    June 30, 2002      10.99        17,651          1.25%       (1.4%)
                             2001      11.15        18,647          1.25%      (13.3%)
                             2000      12.86        24,495          1.25%       (7.8%)
                             1999      13.95        27,509          1.25%       22.7%
                             1998      11.37        19,352          1.25%       28.4%
   American Century:
      VP Capital Appreciation
                    June 30, 2002       6.28         1,123          1.25%      (10.7%)
                             2001       7.03         1,371          1.25%      (29.0%)
                             2000       9.90         2,084          1.25%        7.7%
                             1999       9.19         2,070          1.25%       62.5%
                             1998       5.66         1,742          1.25%       (3.4%)
      VP International
                    June 30, 2002       7.36         4,512          1.25%       (5.1%)
                             2001       7.75         4,918          1.25%      (30.1%)
                             2000      11.08         8,293          1.25%      (17.9%)
                             1999      13.49         6,267          1.25%       62.0%
                             1998       8.33         3,803          1.25%       17.3%
   Alger:
      American Growth
                    June 30, 2002       9.58        26,686          1.25%      (18.9%)
                             2001      11.81        35,828          1.25%      (12.9%)
                             2000      13.57        45,480          1.25%      (15.8%)
                             1999      16.12        50,448          1.25%       32.1%
                             1998      12.20        30,218          1.25%       46.2%
   Calvert:
      Social Mid Cap Growth
                    June 30, 2002       8.33         2,750          1.25%      (20.0%)
                             2001      10.40         3,592          1.25%      (13.3%)
                             2000      11.99         4,365          1.25%       10.1%
                             1999      10.89         4,091          1.25%        5.6%
                             1998      10.31         3,550          1.25%       28.2%


                                                            Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return
   T. Rowe Price:
      Equity Income(1)
                    June 30, 2002 $    10.69   $    20,358          1.25%       (4.2%)
                             2001      11.16        21,489          1.25%        0.2%
                             2000      11.14        22,007          1.25%       11.6%
                             1999       9.97        27,121          1.25%        2.4%
                             1998       9.74        28,034          1.25%        7.7%
   PBHG:
      Growth II
                    June 30, 2002       4.47         1,162          1.25%      (17.1%)
                             2001       5.39         1,559          1.25%      (41.2%)
                             2000       9.17         3,077          1.25%      (17.7%)
                             1999      11.15         2,071          1.25%       95.7%
                             1998       5.69           642          1.25%        6.8%
      Technology & Communications
                    June 30, 2002       3.40         2,018          1.25%      (43.3%)
                             2001       5.99         3,960          1.25%      (52.9%)
                             2000      12.72        10,276          1.25%      (42.8%)
                             1999      22.26        13,016          1.25%      230.2%
                             1998       6.74         1,124          1.25%       30.6%

(1) See Note 1.

   4.    Cost of Investments
   The cost of investments at June 30, 2002, is:

   OneAmerica Funds:
     Value                       $     11,590,907
     Money Market                       6,898,879
     Investment Grade Bond              6,027,302
     Asset Director                     8,894,672
     Tactical Asset Allocation          2,860,310

   Fidelity:
     VIP High Income                    4,391,771
     VIP Growth                        29,325,141
     VIP Overseas                       2,867,586
     VIP Asset Manager                 20,252,297
     VIP Index 500                     33,485,635
     VIP Equity-Income                 12,386,844
     VIP Contrafund                    21,215,529

   American Century:
     VP Capital Appreciation            1,551,758
             VP International           7,471,790
         Alger:
     American Growth             $     45,589,540

   Calvert:
     Social Mid Cap
       Growth                           4,004,329

   T. Rowe Price:
     Equity Income                     21,205,315

   PBHG:
     Growth II                          3,219,492
     Technology &
                Communications          6,644,938


 5.    Mutual Fund Shares
   The mutual fund shares owned at June 30, 2002:
         OneAmerica Funds:
     Value                                635,198
     Money Market                       6,889,577
     Investment Grade Bond                557,490
     Asset Director                       613,730
     Tactical Asset Allocation            227,424

   Fidelity:
     VIP High Income                      469,145
     VIP Growth                           676,287
     VIP Overseas                         127,679
     VIP Asset Manager                  1,214,509
     VIP Index 500                        247,727
     VIP Equity-Income                    511,821
     VIP Contrafund                       891,042

   American Century:
     VP Capital Appreciation              166,718
     VP International                     722,007
   Alger:
     American Growth                      889,535

   Calvert
     Social Mid Cap Growth                133,898

   T Rowe Price:
     Equity Income                      1,110,079

   PBHG:
     Growth II                            124,025
     Technology
        & Communications                1,085,193

 6.    Net Assets
   Net Assets at June 30, 2002 are:

                                                    OneAmerica Funds
                                                        Investment              Tactical Asset
                                 Value   Money Market   Grade Bond Asset Director Allocation
Proceeds from units sold    $ 23,521,860 $128,359,127  $24,090,375  $17,218,607  $ 6,556,031
Cost of units redeemed       (15,716,176)(122,721,494) (19,461,712) (11,079,128)  (4,597,982)
Net investment income (loss)   3,433,575    1,251,246    1,544,288    2,655,825      607,637
Net realized gain (loss)        (133,843)           -     (145,649)    (168,976)      82,352
Realized gain distributions      485,491            -            -      268,344      212,272
Unrealized appreciation
   (depreciation)                521,044            -       65,510      221,053     (455,303)

                            $ 12,111,951 $  6,888,879  $ 6,092,812  $ 9,115,725  $ 2,405,007

                                                        Fidelity

                                  VIP         VIP           VIP          VIP          VIP
                              High Income   Growth       Overseas   Asset Manager  Index 500
Proceeds from units sold    $ 12,198,201 $ 38,824,274  $ 5,571,303  $30,023,351  $56,961,526
Cost of units redeemed        (8,372,094) (22,585,231)  (3,735,525) (16,942,699) (32,387,329)
Net investment income (loss)   2,128,204    7,328,357      724,223    6,765,562      912,258
Net realized gain (loss)      (1,562,540)   3,591,531       89,451       90,804    7,999,182
Realized gain distributions            -    2,166,210      218,134      315,279            -
Unrealized appreciation
   (depreciation)             (1,820,856) (11,011,294)  (1,152,855)  (4,706,581)  (5,878,920)

                            $  2,570,915 $ 18,313,847  $ 1,714,731  $15,545,716  $27,606,715

                                     Fidelity              American Century          Alger
                                  VIP         VIP       VP Capital       VP        American
                             Equity-Income Contrafund  Appreciation International   Growth
Proceeds from units sold    $ 21,464,511 $ 34,775,041  $ 5,288,262  $13,760,542  $57,569,159
Cost of units redeemed       (14,113,380) (22,999,557)  (4,286,971)  (7,729,125) (32,744,647)
Net investment income (loss)   3,013,805    4,314,156      188,793       81,399   11,864,376
Net realized gain (loss)       1,397,983    4,511,092     (225,865)     708,151    3,841,051
Realized gain distributions      623,925      614,797      587,537      650,823    5,059,601
Unrealized appreciation
   (depreciation)             (1,884,273)  (3,563,995)    (428,079)  (2,959,245) (18,903,492)

                            $ 10,502,571 $ 17,651,534  $ 1,123,677  $ 4,512,545  $26,686,048

   Net Assets at June 30, 2002 are:

                                Calvert  T. Rowe Price           PBHG

                            Social Mid Cap                          Technology &
                                Growth   Equity Income   Growth II Communications
Proceeds from units sold    $  5,729,136 $ 43,767,045  $ 8,314,384  $24,089,850
Cost of units redeemed        (3,261,861) (30,482,437)  (5,572,380) (14,028,269)
Net investment income (loss)   1,035,845    4,762,882      (20,362)   1,042,693
Net realized gain (loss)         267,948    2,757,512      497,850   (6,808,781)
Realized gain distributions      233,261      400,313            -    2,349,445
Unrealized appreciation
   (depreciation)             (1,254,059)    (846,474)  (2,057,374)  (4,626,479)

                            $  2,750,270 $ 20,358,841  $ 1,162,118  $ 2,018,459


                              FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. This information pertains to June 30, 2002 only.

         OneAmerica Funds:
     Value                        0.0%
     Money Market                 0.8%
     Investment Grade Bond        0.0%
     Asset Director               0.0%
     Tactical Asset Allocation    0.0%
   Fidelity:
     VIP High Income             10.5%
     VIP Growth                   0.0%
     VIP Overseas                 0.8%
     VIP Asset Manager            3.8%
     VIP Index 500                1.2%
     VIP Equity-Income            1.6%
     VIP Contrafund               0.8%
   American Century:
     VP Capital Appreciation      0.0%
     VP International             0.7%
   Alger:
     American Growth              0.0%
   Calvert:
     Social Mid Cap Growth        0.0%
   T. Rowe Price:
     Equity Income                0.6%
   PBHG:
     Growth II                    0.0%
     Technology &
       Communications             0.0%